Working capital - Inventories expected to be utilized after more than one year (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 34	$ 50
Maturing inventories	6,935	6,942
Non current inventories	$ 6,969	$ 6,992